Note 22 - Business Segments (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
(Dollars in thousands)	Home Federal Savings Bank	Other	Eliminations	Consolidated Total
At or for the year ended December 31, 2013:
Interest income - external customers	$22,983	0	0	22,983
Non-interest income - external customers	7,312	0	0	7,312
Intersegment interest income	0	1	(1)	0
Intersegment non-interest income	182	26,792	(26,974)	0
Interest expense	3,290	0	(1)	3,289
Non-interest expense	22,039	766	(182)	22,623
Income tax benefit	(13,766)	(640)	0	(14,406)
Net income	26,795	26,667	(26,792)	26,670
Total assets	647,679	90,483	(89,540)	648,622
At or for the year ended December 31, 2012:
Interest income - external customers	$30,816	0	0	30,816
Non-interest income - external customers	8,990	0	0	8,990
Intersegment interest income	0	4	(4)	0
Intersegment non-interest income	186	6,220	(6,406)	0
Interest expense	7,143	0	(4)	7,139
Non-interest expense	24,077	779	(186)	24,670
Income tax expense	0	132	0	132
Net income	6,228	5,313	(6,220)	5,321
Total assets	653,315	64,135	(64,123)	653,327
At or for the year ended December 31, 2011:
Interest income - external customers	$39,541	0	0	39,541
Non-interest income - external customers	6,863	0	0	6,863
Gain on limited partnerships	6	0	0	6
Intersegment interest income	0	4	(4)	0
Intersegment non-interest income	186	(10,519)	10,333	0
Interest expense	11,139	0	(4)	11,135
Non-interest expense	28,689	1,049	(186)	29,552
Net loss	(10,510)	(11,564)	10,519	(11,555)
Total assets	790,115	59,005	(58,965)	790,155